Provisions (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Nominal discount rate p.a.	9.71%	11.62%
Actual discount rate p.a.	5.49%	5.97%
Long-term estimated inflation rate p.a.	4.00%	5.33%
HCCTR - Nominal medical inflation rate p.a.	7.38%	8.75%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%
Nominal discount rate	11.84%	10.59%
Actual discount rate p.a.	5.48%	5.97%
Long-term estimated inflation rate	5.33%	5.02%
HCCTR - Nominal medical inflation rate p.a.	8.75%	8.43%
HCCTR - Actual medical inflation rate p.a.	3.25%	3.25%
Mortality table	AT-2000 loosened by 10%	AT-2000 loosened by 10%